Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 2,159	£ 4,220
Other taxation and social security	8,293	5,634
Other liabilities	2,810	2,985
Accruals	42,134	33,326
Deferred income	3,203	2,337
Total trade and other payables	58,599	48,502	[1]
Deferred income	£ 60,590	£ 2,100		£ 2,400

[1]	(1) See note 3C for additional details